DEBT - TCW Credit Agreement (Details) - USD ($) $ in Thousands								6 Months Ended	12 Months Ended
	Oct. 01, 2021	Jul. 02, 2021	Jun. 22, 2021	Apr. 01, 2021	May 01, 2020	Feb. 06, 2020	Dec. 23, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Apr. 30, 2020
Debt Instrument [Line Items]
Amount of loan											$ 1,576	$ 4,292
Amendment fee paid in kind									$ 1,754	$ 334
Payment in Kind ("PIK") interest rate (in percent)	12.25%	4.00%		5.00%
TCW Agreement
Debt Instrument [Line Items]
Amount of loan						$ 55,000	$ 150,000
Amount drawn							95,000
Minimum aggregate principal amount							$ 15,000
Amount drawn						55,000
Margin rate								1.00%
Parent unit issued, shares						2,500
Parent Units Issued During Period, Value									3,600,000
Parent unit issued, value										$ 15,091
Minimum secured amount of financing			$ 25,000
Number of parent units to be issued if amount if not secured									$ 1,754
Amendment fee paid in kind						$ 6,525
TCW Agreement | Applicable Margin of any Reference Rate Loan
Debt Instrument [Line Items]
Margin rate					9.50%
TCW Agreement | LIBOR Rate Loan
Debt Instrument [Line Items]
Margin rate					10.50%
TCW Agreement | Minimum
Debt Instrument [Line Items]
Effective interest rate									15.55%
TCW Agreement | Minimum | Applicable Margin of any Reference Rate Loan
Debt Instrument [Line Items]
Margin rate						8.50%
TCW Agreement | Maximum
Debt Instrument [Line Items]
Effective interest rate										15.96%
TCW Agreement | Maximum | Applicable Margin of any Reference Rate Loan
Debt Instrument [Line Items]
Margin rate						9.50%
LOC
Debt Instrument [Line Items]
Commitment fee (in percent)							1.00%
Amount drawn							$ 0